Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations
Business Combinations

5.   Business Combinations

HST Acquisition

On November 9, 2020, the Company completed the acquisition of HST, a reference-based pricing company that uses data analytics and tools to engage members and providers on the front and back end of healthcare. The Company acquired 100 percent of the voting equity interest of HST. The acquisition increases the value that MultiPlan offers to healthcare payors by adding complementary services to help them better manage cost, enhances MultiPlan’s analytics products and services and further extends the company into adjacent customer segments such as TPAs and Regional Health Plans.

The HST acquisition was accounted as a business combination using the acquisition method of accounting. As a result of the HST acquisition and the application of purchase accounting, HST’s identifiable assets and liabilities were adjusted to their fair market values as of the acquisition date. The HST goodwill is not deductible for income tax purposes.

The following table summarizes the consideration transferred to acquire HST and the amounts of identified assets acquired and liabilities assumed at the acquisition date:

(in thousands)
Total consideration transferred in cash	$145,416
Cash and cash equivalents	5,384
Trade accounts receivable, net	885
Prepaid expenses	138
Operating lease right-of-use assets	1,306
Property and equipment, net	78
Other current assets, net	60
Trademark, net	1,430
Technology, net	6,350
Client relationships intangible, net	24,460
Accounts payable	(419)
Other accrued expenses	(310)
Deferred income taxes	(7,854)
Operating lease obligation	(1,415)
Total identifiable net assets	30,093
Goodwill	$115,323

The results of operations and financial condition of HST have been included in the Company’s consolidated results from the date of acquisition. Through December 31, 2020, HST’s impact on revenues and net earnings was not material and as a result no pro forma disclosures were required.

In connection with the HST acquisition, the Company incurred transaction costs. The transaction costs have been expensed as incurred and these amounts totaling $0.9 million for the year ended December 31, 2020, are included in general and administrative expenses in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.